Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

										Net Income
							Value of Initial Fixed			Excluding
							$100 Investment Based			Tax
					Average		on:			Adjustments
	Summary	Summary	Compensation	Compensation	Summary	Average		Peer Group		and Other
	Compensation	Compensation	Actually Paid	Actually Paid	Compensation	Compensation	Total	Total	Net	Items
	Table Total for	Table Total for	to PEO	to PEO	Table Total for	Actually Paid	Shareholder	Shareholder	Income	(non-GAAP)
	PEO (Kenney)	PEO (Lyons)	(Kenney)	(Lyons)	Non-PEO	to Non-PEO	Return	Return	($, in	($, in
Year	($)(1)	($)(1)	($)(3)	($)(3)	NEOs ($)(2)	NEOs ($)(3)	($)	($)(4)	millions)	millions)
2025		8,178,380		6,964,123	2,478,828	2,315,153	223.50	154.40	333.275	319.759
2024		6,846,635		7,553,607	1,805,805	2,165,676	201.21	143.65	284.184	288.079
2023		6,472,498		5,092,187	1,798,061	1,543,434	153.50	126.13	259.169	257.602
2022	6,120,956	4,559,380	(2,085,538)	4,463,028	1,909,348	1,434,592	133.26	108.37	155.923	217.694
2021	7,464,484		8,822,603		2,150,242	2,418,007	127.93	124.73	143.093	182.186
(1)	Brian A. Kenney served as our President and Chief Executive Officer until April 22, 2022. On that date, Mr. Kenney retired and Mr. Lyons was appointed as our President and Chief Executive Officer.
(2)	The individuals comprising the Non-PEO NEOs for each year presented are listed below:

Year	Non-PEO NEOs
2025	Mr. Ellman, Mr. Glassberg, Ms. Nero, and Mr. Titterton
2024	Mr. Ellman, Mr. Glassberg, Ms. Nero, and Mr. Titterton
2023	Mr. Ellman, Mr. Glassberg, Ms. Nero, and Mr. Titterton
2022	Mr. Ellman, Deborah A. Golden, Ms. Nero, N. Gokce Tezel, Mr. Titterton, and Robert A. Zmudka
2021	Mr. Ellman, Ms. Golden, Mr. Lyons, and Mr. Tezel

(3)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table, adjusted as follows:

	2025
		Average
		Non-PEO
Adjustments (a)	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,583,934)	$(967,937)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,195,674	$886,152
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(667,418)	$(141,157)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$1,143,496	$234,496
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—
Increase based on Dividends Paid to the Executive during Applicable FY on outstanding equity awards	$—	$—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	$—	$—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(1,564,936)	$(248,080)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$262,861	$72,851
TOTAL ADJUSTMENTS	$(1,214,257)	$(163,675)
(a)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to the following: (1) for RSUs, if any, (A) for year-end dates, the closing price of our common stock on such year-end date, or (B) for vesting dates, the average of the high and low prices of our common stock on the applicable vesting date; (2) for performance shares, (A) for year-end dates, the closing price of our common stock on such year-end date multiplied by the probable achievement as of such date, or (B) for vesting dates, the average of the high and low prices of our common stock on the applicable vesting date multiplied by the probable achievement as of such date; and (3) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end or vesting dates, determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: (i) the average of the high and low values of our common stock on the applicable valuation date as of the current market price, (ii) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the seven-year contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, (iii) volatility based on the historical volatility of our stock price over a period equal to the expected term, and (iv) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with ASC Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
(4)

For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P MidCap 400 Index as of December 31 (the “Peer Group”). We are not aware of any peer companies whose businesses are directly comparable to ours and, therefore, the graph displays the returns of the index noted above as it includes companies with market capitalizations similar to ours.

Company Selected Measure Name	Net income, excluding tax adjustments and other items (non-GAAP)
Named Executive Officers, Footnote

Year	Non-PEO NEOs
2025	Mr. Ellman, Mr. Glassberg, Ms. Nero, and Mr. Titterton
2024	Mr. Ellman, Mr. Glassberg, Ms. Nero, and Mr. Titterton
2023	Mr. Ellman, Mr. Glassberg, Ms. Nero, and Mr. Titterton
2022	Mr. Ellman, Deborah A. Golden, Ms. Nero, N. Gokce Tezel, Mr. Titterton, and Robert A. Zmudka
2021	Mr. Ellman, Ms. Golden, Mr. Lyons, and Mr. Tezel

Peer Group Issuers, Footnote
(4)

For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P MidCap 400 Index as of December 31 (the “Peer Group”). We are not aware of any peer companies whose businesses are directly comparable to ours and, therefore, the graph displays the returns of the index noted above as it includes companies with market capitalizations similar to ours.

Adjustment To PEO Compensation, Footnote
(3)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table, adjusted as follows:

	2025
		Average
		Non-PEO
Adjustments (a)	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,583,934)	$(967,937)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,195,674	$886,152
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(667,418)	$(141,157)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$1,143,496	$234,496
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—
Increase based on Dividends Paid to the Executive during Applicable FY on outstanding equity awards	$—	$—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	$—	$—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(1,564,936)	$(248,080)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$262,861	$72,851
TOTAL ADJUSTMENTS	$(1,214,257)	$(163,675)
(a)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to the following: (1) for RSUs, if any, (A) for year-end dates, the closing price of our common stock on such year-end date, or (B) for vesting dates, the average of the high and low prices of our common stock on the applicable vesting date; (2) for performance shares, (A) for year-end dates, the closing price of our common stock on such year-end date multiplied by the probable achievement as of such date, or (B) for vesting dates, the average of the high and low prices of our common stock on the applicable vesting date multiplied by the probable achievement as of such date; and (3) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end or vesting dates, determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: (i) the average of the high and low values of our common stock on the applicable valuation date as of the current market price, (ii) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the seven-year contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, (iii) volatility based on the historical volatility of our stock price over a period equal to the expected term, and (iv) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with ASC Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Non-PEO NEO Average Total Compensation Amount	$ 2,478,828	$ 1,805,805	$ 1,798,061	$ 1,909,348	$ 2,150,242
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,315,153	2,165,676	1,543,434	1,434,592	2,418,007
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table, adjusted as follows:

	2025
		Average
		Non-PEO
Adjustments (a)	PEO	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(4,583,934)	$(967,937)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,195,674	$886,152
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(667,418)	$(141,157)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$1,143,496	$234,496
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$—	$—
Increase based on Dividends Paid to the Executive during Applicable FY on outstanding equity awards	$—	$—
Increase based on Incremental Fair Value of Options Modified during Applicable FY	$—	$—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$(1,564,936)	$(248,080)
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$262,861	$72,851
TOTAL ADJUSTMENTS	$(1,214,257)	$(163,675)
(a)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to the following: (1) for RSUs, if any, (A) for year-end dates, the closing price of our common stock on such year-end date, or (B) for vesting dates, the average of the high and low prices of our common stock on the applicable vesting date; (2) for performance shares, (A) for year-end dates, the closing price of our common stock on such year-end date multiplied by the probable achievement as of such date, or (B) for vesting dates, the average of the high and low prices of our common stock on the applicable vesting date multiplied by the probable achievement as of such date; and (3) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end or vesting dates, determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: (i) the average of the high and low values of our common stock on the applicable valuation date as of the current market price, (ii) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the seven-year contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, (iii) volatility based on the historical volatility of our stock price over a period equal to the expected term, and (iv) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with ASC Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

●	Net income, excluding tax adjustments and other items (non-GAAP)
●	Three-year cumulative investment volume
●	Three-year average LTI-adjusted return on equity (non-GAAP)

Total Shareholder Return Amount	$ 223.5	201.21	153.5	133.26	127.93
Peer Group Total Shareholder Return Amount	154.4	143.65	126.13	108.37	124.73
Net Income (Loss)	$ 333,275,000	$ 284,184,000	$ 259,169,000	$ 155,923,000	$ 143,093,000.000
Company Selected Measure Amount	319,759,000	288,079,000.000	257,602,000	217,694,000	182,186,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net income, excluding tax adjustments and other items (non-GAAP)
Non-GAAP Measure Description

Net income, excluding tax adjustments and other items (non-GAAP), and three-year average LTI-adjusted return on equity are non-GAAP measures. For a reconciliation of these non-GAAP measures to the most comparable GAAP measures, please see Exhibit A to this Proxy Statement. Investment volume is a GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Three-year cumulative investment volume
Measure:: 3
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Three-year average LTI-adjusted return on equity (non-GAAP)
Brian A. Kenney
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 6,120,956	$ 7,464,484
PEO Actually Paid Compensation Amount				(2,085,538)	$ 8,822,603
Robert C. Lyons
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,178,380	$ 6,846,635	$ 6,472,498	4,559,380
PEO Actually Paid Compensation Amount	6,964,123	$ 7,553,607	$ 5,092,187	$ 4,463,028
PEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,214,257)
PEO | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,861
PEO | Deduction for Change in the Actuarial Present values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,564,936)
PEO | Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested During the Applicable FY, as of Vesting Date as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,143,496
PEO | Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of Applicable FY End as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(667,418)
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,195,674
PEO | Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,583,934)
Non-PEO NEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,675)
Non-PEO NEO | Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,851
Non-PEO NEO | Deduction for Change in the Actuarial Present values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(248,080)
Non-PEO NEO | Increase/deduction based on ASC 718 Fair Value of Prior FY Awards that Vested During the Applicable FY, as of Vesting Date as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,496
Non-PEO NEO | Increase/deduction based on ASC 718 Fair Value of Outstanding Unvested Prior FY Awards as of Applicable FY End as of Compared to Valuation as of Prior FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,157)
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	886,152
Non-PEO NEO | Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (967,937)